Portfolio of Investments (unaudited)

As of July 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
COMMON STOCK—0.0%
CANADA—0.0%
CAD	132,652	Connacher Oil & Gas Ltd.(a)(b)(c)	$—
			—
		Total Common Stocks — —% (cost $4,002,997)	—

EXCHANGE-TRADED FUND—2.9%
UNITED STATES—2.9%
USD	55,000	iShares iBoxx High Yield Corporate Bond ETF	4,781,150
			4,781,150
		Total Exchange-Traded Funds — 2.9% (cost $4,733,609)	4,781,150

BANK LOANS—8.4%
UNITED KINGDOM—3.4%
USD	6,094	Seadrill Partners Finco LLC, 7.00%, 02/21/2021 (d)	3,982,500
EUR	1,500	Synlab Bondco PLC, Zero Coupon, 06/20/2026 (b)	1,665,698
			5,648,198
UNITED STATES—5.0%
USD	8,330	California Resources Corporation, 11.38%, 12/31/2021 (a)(d)	8,342,495
USD	4,000	La Paloma Generating Co., LLC, 9.25%, 02/20/2020 (a)(b)(c)(e)	10,000
			8,352,495
		Total Bank Loans — 8.4% (cost $18,991,960)	14,000,693

CORPORATE BONDS—123.8%
ARGENTINA—0.4%
USD	620	Telecom Argentina SA, 8.00%, 07/18/2023 (f)(g)	628,137

AUSTRALIA—0.6%
USD	972	Mineral Resources Ltd., 8.13%, 05/01/2022 (f)(g)	1,020,503

BELGIUM—1.0%
EUR	1,474	House of Finance, 4.38%, 07/15/2022 (f)(g)	1,670,619

BRAZIL—1.3%
USD	2,046	NBM US Holdings, Inc., 7.00%, 05/14/2022 (f)(g)	2,110,449

CANADA—0.7%
USD	1,205	Clearwater Seafoods, Inc., 6.88%, 05/01/2020 (f)(g)	1,220,062

DENMARK—1.7%
USD	2,700	Danske Bank AS (fixed rate to 06/26/2025, variable thereafter), 7.00%, 06/26/2025 (f)(h)	2,807,849
			2,807,849
FRANCE—7.2%
EUR	2,000	Casino Guichard Perrachon SA, 4.50%, 12/07/2023 (f)(g)	1,888,322
EUR	3,650	Constantin Investissement 3 SASU, 5.38%, 04/15/2020 (f)(g)	4,080,736
EUR	423	La Financiere Atalian SASU, 4.00%, 05/15/2020 (f)(g)	324,531
EUR	1,517	La Financiere Atalian SASU, 5.13%, 05/15/2021 (f)(g)	1,167,127
EUR	1,656	Newco GB SAS, 8.00%, 12/15/2019 (f)(g)(i)	1,890,388
USD	2,500	Societe Generale SA (fixed rate to 12/18/2023, variable thereafter), 7.88%, 12/18/2023 (f)(h)	2,675,000
			12,026,104

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
GERMANY—1.5%
USD	2,800	Deutsche Bank AG (fixed rate to 12/01/2027, variable thereafter), 4.88%, 12/01/2027 (g)	$2,537,752

ISRAEL—1.5%
EUR	2,400	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 12/01/2024 (g)	2,470,825
			2,470,825
ITALY—1.0%
EUR	750	Assicurazioni Generali SpA (fixed rate to 11/21/2025, variable thereafter), 4.60%, 11/21/2025 (f)(h)	882,141
EUR	668	Diocle SpA, 3.88%, 06/15/2020 (d)(f)(g)	748,720
			1,630,861
JAMAICA—1.9%
USD	3,988	Digicel Group One Ltd., 8.25%, 12/30/2020 (f)(g)	2,435,172
USD	3,762	Digicel Group Two Ltd., 8.25%, 09/30/2020 (f)(g)	752,400
			3,187,572
JERSEY—3.7%
GBP	5,300	Newday Bondco PLC, 7.38%, 02/01/2020 (f)(g)	6,058,609

LUXEMBOURG—12.5%
USD	3,000	Altice Luxembourg SA, 7.63%, 02/15/2020 (f)(g)	2,940,120
USD	5,000	Altice Luxembourg SA, 10.50%, 05/15/2022 (f)(g)	5,293,750
EUR	3,976	ARD Finance SA, 6.63%, 09/15/2019 (g)(i)	4,554,976
USD	1,500	FAGE International SA / FAGE USA Dairy Industry, Inc., 5.63%, 08/15/2021 (f)(g)	1,305,000
EUR	701	Hercule Debtco Sarl, 6.75%, 02/15/2020 (f)(g)(i)	720,911
EUR	1,532	Kleopatra Holdings 1 SCA, 9.25%, 08/30/2019 (f)(g)(i)	950,025
EUR	3,300	Matterhorn Telecom Holding SA, 4.88%, 08/12/2019 (f)(g)	3,693,892
EUR	1,300	Picard Bondco SA, 5.50%, 11/30/2020 (f)(g)	1,363,231
			20,821,905
MEXICO—0.9%
USD	1,500	Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2021 (f)(g)	1,445,325

NETHERLANDS—3.3%
EUR	1,100	Lincoln Financing SARL, 3.63%, 10/01/2020 (f)(g)	1,254,231
EUR	1,400	Sigma Holdco BV, 5.75%, 05/15/2021 (f)(g)	1,480,060
USD	378	Trivium Packaging Finance BV, 8.50%, 08/15/2022 (f)(g)	398,900
EUR	2,000	UPCB Finance VII Ltd., 3.63%, 06/15/2022 (f)(g)	2,358,110
			5,491,301
NIGERIA—1.9%
USD	3,000	IHS Netherlands Holdco BV, 9.50%, 09/03/2019 (f)(g)	3,101,400

PANAMA—0.8%
USD	1,226	C&W Senior Financing DAC, 6.88%, 09/15/2022 (f)(g)	1,282,764

SPAIN—1.7%
EUR	3,500	Aldesa Financial Services SA, 7.25%, 08/30/2019 (f)(g)	1,937,251
USD	900	Cirsa Finance International Sarl, 7.88%, 06/20/2020 (f)(g)	949,977
			2,887,228
SWEDEN—5.1%
EUR	5,300	Unilabs Subholding AB, 5.75%, 05/15/2020 (f)(g)	6,012,606

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
EUR	2,200	Verisure Midholding AB, 5.75%, 12/01/2019 (f)(g)	$2,509,559
			8,522,165
UKRAINE—1.9%
USD	3,000	Metinvest BV, 8.50%, 01/23/2026 (f)(g)	3,189,000

UNITED KINGDOM—38.0%
GBP	890	Amigo Luxembourg SA, 7.63%, 01/15/2020 (f)(g)	1,109,387
GBP	2,000	Arrow Global Finance PLC, 5.13%, 09/15/2019 (f)(g)	2,401,408
EUR	713	Cabot Financial Luxembourg II SA, 6.38%, 06/14/2020 (d)(f)(g)	806,048
GBP	1,000	Cabot Financial Luxembourg SA, 7.50%, 10/01/2019 (f)(g)	1,261,703
EUR	4,000	Corral Petroleum Holdings AB, 11.75%, 08/15/2019 (f)(g)(i)	4,671,542
GBP	7,000	CYBG PLC, (fixed rate to 12/08/2022, variable thereafter), 8.00%, 12/08/2022 (f)(h)	8,172,190
GBP	477	Galaxy Bidco Ltd., 6.50%, 07/17/2022 (f)(g)	567,028
GBP	1,000	HBOS Sterling Finance Jersey LP (fixed rate to 12/09/2031, variable rate thereafter), 7.88%, 12/09/2031 (h)	1,837,527
USD	1,500	Jaguar Land Rover Automotive PLC, 4.50%, 07/01/2027 (f)(g)	1,193,520
USD	2,011	KCA Deutag UK Finance PLC, 9.63%, 04/01/2020 (f)(g)	1,367,480
GBP	2,000	Matalan Finance PLC, 9.50%, 01/31/2021 (f)(g)	2,169,926
GBP	4,513	Mizzen Bondco Ltd., 7.00%, 08/30/2019 (f)(g)	5,381,716
GBP	2,475	Pinnacle Bidco PLC, 6.38%, 02/15/2021 (f)(g)	3,171,987
GBP	4,000	RAC Bond Co. PLC, 5.00%, 08/30/2019 (f)(g)	4,421,270
USD	2,500	Royal Bank of Scotland Group PLC (fixed rate to 08/15/2021, variable rate thereafter), 8.63%, 08/15/2021 (h)	2,659,375
USD	1,500	Royal Bank of Scotland Group PLC (fixed rate to 09/30/2031, variable rate thereafter), 7.65%, 09/30/2031 (h)	1,980,000
GBP	2,000	Santander UK Group Holdings PLC (fixed rate to 06/24/2024, variable rate thereafter), 6.75%, 06/24/2024 (f)(h)	2,541,133
GBP	3,000	Shop Direct Funding PLC, 7.75%, 11/15/2019 (f)(g)	3,288,154
GBP	2,750	Virgin Media Secured Finance PLC, 5.13%, 01/15/2020 (f)(g)	3,460,855
USD	5,000	Vodafone Group PLC (fixed rate to 10/03/2024, variable rate thereafter), 6.25%, 10/03/2078 (f)	5,206,250
GBP	4,900	Voyage Care BondCo PLC, 10.00%, 11/01/2019 (f)(g)	5,623,406
			63,291,905
UNITED STATES—31.4%
EUR	1,980	Adient Global Holdings Ltd., 3.50%, 05/15/2024 (f)(g)	1,758,968
GBP	2,000	AMC Entertainment Holdings, Inc., 6.38%, 11/15/2019 (g)	2,363,689
USD	1,700	Avantor, Inc., 9.00%, 10/01/2020 (f)(g)	1,883,821
EUR	3,000	Banff Merger Sub, Inc., 8.38%, 09/01/2021 (f)(g)	2,874,433
EUR	3,000	Bausch Health Cos. Inc., 4.50%, 08/30/2019 (f)(g)	3,357,532
EUR	2,800	Cogent Communications Group, Inc., 4.38%, 06/30/2021 (f)(g)	3,140,553
USD	1,331	Colfax Corp., 6.38%, 02/15/2022 (f)(g)	1,424,596
USD	1,901	CommScope, Inc., 8.25%, 03/01/2022 (f)(g)	1,872,485
USD	3,800	Consolidated Communications, Inc., 6.50%, 09/03/2019 (g)	3,445,146
USD	1,163	Cumulus Media New Holdings, Inc., 6.75%, 07/01/2022 (f)(g)	1,187,714
USD	3,398	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/2022 (f)(g)	3,472,331
USD	1,000	Dresdner Funding Trust I, 8.15%, 06/30/2029 (f)(g)	1,357,500
USD	4,045	General Motors Financial Co., Inc., Series A, (fixed rate to 09/30/2027, variable rate thereafter), 5.75%, 09/30/2027 (h)	3,771,962
USD	2,138	Getty Images, Inc., 9.75%, 03/01/2022 (f)(g)	2,234,210
USD	875	JBS Investments II GmbH, 5.75%, 07/15/2022 (f)(g)	888,913
USD	1,375	Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2021 (f)(g)	1,075,938
USD	548	Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2022 (f)(g)	482,240
EUR	500	Netflix, Inc., 3.88%, 11/15/2029 (f)	593,383

See Notes to Portfolio of Investments.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
EUR	2,000	Netflix, Inc., 4.63%, 05/15/2029 (f)	$2,506,271
USD	1,060	Qwest Capital Funding, Inc., 6.88%, 07/15/2028	972,550
USD	1,070	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	989,750
USD	3,700	Sanchez Energy Corp., 6.13%, 09/03/2019 (g)	222,000
USD	1,200	Sprint Corp., 7.13%, 06/15/2024	1,314,000
USD	1,490	Staples, Inc., 7.50%, 04/15/2022 (f)(g)	1,523,525
USD	735	Staples, Inc., 10.75%, 04/15/2022 (f)(g)	760,725
USD	1,245	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2020 (f)(g)	1,234,044
EUR	1,278	Superior Industries International, Inc., 6.00%, 06/15/2020 (f)(g)	1,167,166
USD	1,320	Surgery Center Holdings, Inc., 6.75%, 07/01/2020 (f)(g)	1,171,500
USD	1,910	Tenet Healthcare Corp., 6.88%, 11/15/2031	1,680,800
EUR	1,349	WMG Acquisition Corp., 3.63%, 10/15/2021 (f)(g)	1,597,155
			52,324,900
ZAMBIA—3.8%
USD	3,696	First Quantum Minerals Ltd., 6.88%, 03/01/2021 (f)(g)	3,492,720
USD	2,917	First Quantum Minerals Ltd., 7.25%, 10/01/2019 (f)(g)	2,887,830
			6,380,550
		Total Corporate Bonds — 123.8% (cost $223,131,193)	206,107,785

			Shares or Principal Amount	Value
SHORT-TERM INVESTMENT—10.0%
UNITED STATES—10.0%
USD	16,606,788	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(j)		16,606,788
		Total Short-Term Investment — 10.0% (cost $16,606,788)		16,606,788
		Total Investments — 145.1% (cost $267,466,547)		241,496,416
		Liabilities in Excess of Other Assets — (45.1)%		(75,017,683)
		Net Assets—100.0%		$166,478,733

(a)	Illiquid security.
(b)	Non-Income Producing Security.
(c)	Level 3 security. This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note (a) of the accompanying Notes to Portfolio of Investments.
(d)

Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)	Security is in default.
(f)	Denotes a security issued under Regulation S or Rule 144A.
(g)	The maturity date presented for these instruments represents the next call/put date.
(h)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(i)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(j)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

CAD—Canadian Dollar

EUR—Euro Currency

See Notes to Portfolio of Investments.

GBP—British Pound Sterling

USD—U.S. Dollar

At July 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts		Amount		Amount			Unrealized
Settlement Date*	Counterparty	Purchased		Sold		Fair Value	Depreciation
British Pound/United States Dollar
08/15/2019	Citibank N.A.	GBP	3,003,000	USD	3,692,733	$3,654,229	$(38,504)
08/15/2019	Royal Bank of Canada (UK)	GBP	504,000	USD	631,240	613,297	(17,943)
Euro/United States Dollar
08/15/2019	Royal Bank of Canada (UK)	EUR	350,000	USD	395,027	387,852	(7,175)
08/15/2019	UBS AG	EUR	3,564,000	USD	3,994,867	3,949,438	(45,429)
						$8,604,816	$(109,051)

Sale Contracts		Amount		Amount			Unrealized
Settlement Date*	Counterparty	Purchased		Sold		Fair Value	Appreciation
United States Dollar/British Pound
08/15/2019	Citibank N.A.	USD	29,044,326	GBP	23,057,000	$28,057,126	$987,200
08/15/2019	Royal Bank of Canada (UK)	USD	29,864,147	GBP	23,706,000	28,846,868	1,017,279
08/15/2019	UBS AG	USD	595,753	GBP	477,000	580,442	15,311
United States Dollar/Euro
08/15/2019	Royal Bank of Canada (UK)	USD	679,008	EUR	600,000	664,889	14,119
08/15/2019	UBS AG	USD	70,078,710	EUR	62,004,000	68,709,587	1,369,123
						$126,858,912	$3,403,032

* Certain contracts with different trade dates and like characteristics have been shown net.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2019

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are valued at fair value. Exchange traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12- month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the “Valuation Time”), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. The Valuation Time is as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.